RELATED PARTIES	12 Months Ended
Dec. 31, 2023
RELATED PARTIES
RELATED PARTIES

12 – RELATED PARTIES

Balances and main transactions with related parties are detailed as follows:

12.1        Accounts receivable:

					12.31.2023		12.31.2022
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	7,371,731	—	10,852,709	—
77.526.480-2	Comercializadora Nova Verde	Common shareholder	Chile	CLP	5,071,655	—	2,048,054	—
Foreign	Sorocaba Refrescos	Shareholder related	Brazil	BRL	1,223,699	—	—	—
76.140.057-6	Monster	Associate	Chile	CLP	837,713	—	86,492	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	713,006	—	925,189	—
96.517.210-2	Embotelladora Iquique S.A.	Shareholder related	Chile	CLP	403,061	—	745,048	—
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	349,914	108,021	15,444	109,318
76.572.588-7	Coca Cola del Valle New Ventures S.A.	Associate	Chile	CLP	149,820	—	143,002	—
Foreign	Embotelladoras Bolivianas Unidas S.A.	Shareholder related	Bolivia	USD	40,719	—	—	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	—	—	237,439	—
79.826.410-9	Guallarauco	Associate	Chile	CLP	—	—	8,790	—
Total					16,161,318	108,021	15,062,167	109,318

12.2     Accounts payable:

					12.31.2023		12.31.2022
Taxpayer ID	Company	Relationship	Country	Currency	Current	Non-current	Current	Non-current
					ThCh$	ThCh$	ThCh$	ThCh$
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	BRL	40,159,177	6,007,041	30,998,682	10,354,296
96.714.870-9	Coca-Cola de Chile S.A.	Shareholder	Chile	CLP	25,770,189	—	32,205,880	—
Foreign	Ser. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder	Argentina	ARS	9,431,483	—	8,587,487	—
86.881.400-4	Envases CMF S.A.	Associate	Chile	CLP	6,883,553	—	8,186,248	—
Foreign	Coca-Cola Company	Shareholder	Paraguay	PYG	4,877,061	—	1,690,858	—
Foreign	Monster Energy Company – EEUU	Shareholder related	Argentina	PYG	2,389,283	—	28,910	—
77.526.480-2	Comercializadora Nova Verde S.A.	Common shareholder	Chile	CLP	2,831,752	—	2,198,317	—
Foreign	Monster Energy Brasil Com de Bebidas Ltda.	Shareholder related	Brazil	BRL	1,985,330	—	3,811,908	—
76.572.588-7	Coca-Cola del Valle New Ventures S.A.	Associate	Chile	CLP	602,113	—	1,089,592	—
96.891.720-K	Embonor S.A.	Shareholder related	Chile	CLP	416,073	—	589,127	—
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	BRL	307,967	—	232,216	—
Foreign	The Coca-Cola Export Corporation	Shareholder related	Panama	USD	288,001	—	—	—
Foreign	Monster Energy Company – EEUU	Shareholder related	Argentina	PYG	61,155	—	—	—
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	ARS	38,797	—	628,842	—
89.996.200-1	Envases del Pacifico S.A.	Shareholder related	Chile	CLP	3,690	—	—	—
Total					96,045,624	6,007,041	90,248,067	10,354,296

12.3        Transactions:

						Accumulated	Accumulated
Taxpayer ID	Company	Relationship	Country	Transaction description	Currency	at 12.31.23	at 12.31.22
						ThCh$	ThCh$
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of concentrate	CLP	207,040,438	198,045,624
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Purchase of advertising services and others	CLP	9,057,004	7,241,918
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Lease of water source	CLP	6,424,479	5,958,076
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Sale of raw materials and others	CLP	1,025,290	2,738,472
96.714.870-9	Coca-Cola de Chile S.A.	Shareholders	Chile	Minimum dividend	CLP	35,855	47,262
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	21,103,185	24,441,192
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of raw materials	CLP	32,085,055	33,637,921
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of services and others	CLP	496,196	2,270,006
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of services and others	CLP	-	13,914
86.881.400-4	Envases CMF S.A.	Associate	Chile	Purchase of containers	CLP	10,830,682	9,391,000
86.881.400-4	Envases CMF S.A.	Associate	Chile	Sale of containers/raw materials	CLP	10,981,598	13,360,534
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of finished products	CLP	74,933,722	79,205,926
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of services and others	CLP	360,722	585,448
93.281.000-K	Coca-Cola Embonor S.A.	Common shareholder	Chile	Sale of raw materials and inputs	CLP	261,983	956,036
96.891.720-K	Embonor S.A.	Shareholder related	Chile	Minimum dividend	CLP	416,073	589,127
96.517.310-2	Embotelladora Iquique S.A.	Shareholder related	Chile	Sale of finished products	CLP	6,912,134	5,807,466
89.996.200-1	Envases del Pacífico S.A.	Director related	Chile	Purchase of raw materials and inputs	CLP	3,690	204,933
94.627.000-8	Parque Arauco S.A	Director related	Chile	Space lease	CLP	143,308	101,981
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Purchase of concentrate	BRL	125,212,630	100,199,500
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Sale of water source	BRL	9,750,769	-
Foreign	Recofarma do Indústrias Amazonas Ltda.	Shareholder related	Brazil	Lease of water source	BRL	624,871	-
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Purchase of concentrate	ARS	109,232,990	159,807,006
Foreign	Serv. y Prod. para Bebidas Refrescantes S.R.L.	Shareholder related	Argentina	Advertising rights awards and others	ARS	124,203	3,002,061
Foreign	KAIK Participações	Associate	Brazil	Reimbursement and other purchases	BRL	114,147	96,511
Foreign	Leão Alimentos e Bebidas Ltda.	Associate	Brazil	Purchase of products	BRL	130,042	636,938
Foreign	Sorocaba Refrescos S.A.	Associate	Brazil	Purchase of products	BRL	2,799,927	419,515
89.862.200-2	Latam Airlines Group S.A.	Director related	Chile	Sale of products	CLP	-	93,320
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Sale of services and others	CLP	555,666	288,264
76.572.588-7	Coca-Cola Del Valle New Ventures SA	Associate	Chile	Purchase of services and others	CLP	4,296,982	4,306,419
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Payment of fees and services	ARS	565,355	4,128,865
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Purchase of products	ARS	674,311	2,107,354
Foreign	Alimentos de Soja S.A.U.	Shareholder related	Argentina	Marketing services	ARS	49,114	286,488
Foreign	Trop Frutas do Brasil Ltda.	Associate	Brazil	Purchase of products	BRL	190,060	368,127
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of raw materials	CLP	61,184	781,901
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of finished products	CLP	12,827,332	12,867,822
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Sale of services and others	CLP	1,689,356	4,512,714
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of finished products	CLP	21,192,591	25,440,668
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Advertising services and others	CLP	924,924	2,367,626
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Cold equipment maintenance	CLP	594,640	619,419
77526480-2	Comercializadora Novaverde S.A.	Common shareholder	Chile	Purchase of raw materials	CLP	401,498	952,699
97.036.000-K	Banco Santander Chile.	Director/Manager/Executive	Chile	Purchase of services	CLP	4,396,965	6,776,225
Foreign	Monster Energy Brasil Comercio de Bebidas Ltda.	Equity investee	Brazil	Purchase of products	BRL	3,466,645	2,352,550
33-0520613	Monster Energy Company - USA	Equity investee	U.S.A.	Purchase of advertising material	CLP	175,705	—
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Sale of advertising services and others	CLP	3,561,747	—
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Purchase of advertising services and others	CLP	439,520	—
76140057-6	Monster Energy Company - CHILE	Subsidiary	Chile	Purchase of finished products	CLP	35,904,599	—
Foreign	The Coca-Cola Export Corporation Panama	Shareholder related	Chile	Purchase of products and others	CLP	230,619	—
Foreign	The Coca-Cola Export Corporation Atlanta	Shareholder related	Chile	Purchase of products and others	CLP	361,873	—

12.4        Salaries and benefits received by key management

Salaries and benefits paid to the Company’s key management personnel including directors and managers are detailed as follows:

Description	12.31.2023	12.31.2022	12.31.2021
	ThCh$	ThCh$	ThCh$
Executive wages, salaries and benefits	10,036,315	8,536,107	7,253,863
Director allowances	1,690,400	1,560,000	1,512,500
Benefits accrued in the last five years and payments during the fiscal year	355,680	269,952	254,240
Total	12,082,395	10,366,059	9,020,603